GOING CONCERN (Details Narrative) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016		Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (9,313,135)	$ (8,757,197)	$ (6,700,258)	[1]	$ (4,026,148)	[1]

[1]	As Restated